INCOME TAXES - Summary of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense - current:
Income tax expense - current	$ 7,665	$ 7,539	$ 7
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(42)	49	(15)
Income tax (benefit) expense
Total income tax expense (benefit)	7,606	7,352	(81)
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	7,665	7,534	0
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	(40)	50	0
Income tax (benefit) expense - deferred:
Income tax expense (benefit) - deferred	(17)	(236)	(73)
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	0	5	7
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years	$ (2)	$ (1)	$ (15)